Marketable securities and other securities investments: (Tables)	12 Months Ended
Mar. 31, 2011
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,993	¥7,714	¥143	¥16,564
Held-to-maturity
Japanese government debt securities	200	—	—	200

	¥9,193	¥7,714	¥143	¥16,764

Securities not practicable to fair value
Equity securities	¥698

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,768	¥6,207	¥352	¥14,623
Held-to-maturity
Japanese government debt securities	200	3	—	203

	¥8,968	¥6,210	¥352	¥14,826

Securities not practicable to fair value
Equity securities	¥515

	U.S. dollars in thousands
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	$105,448	$74,648	$4,233	$175,863
Held-to-maturity
Japanese government debt securities	2,405	36	—	2,441

	$107,853	$74,684	$4,233	$178,304

Securities not practicable to fair value
Equity securities	$6,194

Unrealized Loss Position Investments

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥359	¥30	¥349	¥113

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,643	¥282	¥241	¥70

	U.S. dollars in thousands
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	$19,759	$3,391	$2,898	$842